Investments in a Related Party and Other (Investment in Equity Securities) (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Acquired equity securities	$ 155,235	$ 155,235		$ 118,194
Interest and other income		6,655	$ 3,778
Genco Shipping And Trading [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Acquired equity securities	$ 155,235	155,235		$ 118,194
Unrealized gain/(loss) on equity investment		$ 40,392	$ (403)
Number of shares owned	6,264,548	6,264,548		6,413,151
Interest and other income		$ 5,413
Number of shares sold	148,603
Commitment fees	$ 3,722	3,722
Gain on sale of equity securities	$ 291
Transaction-related expenses		$ 4,564